Shareholder’s Equity (Deficit) (Details) - Schedule of activities warrants	12 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule of activities warrants [Line Items]
Number of warrants, Outstanding Beginning | shares
Weighted average exercise price, Outstanding Beginning | $ / shares
Number of warrants, Issued | shares	65,625
Weighted average exercise price, Issued | $ / shares	$ 10.45
Number of warrants, Exercised | shares	(45,761)
Weighted average exercise price, Exercised | $ / shares	$ 10.45
Number of warrants, Expired | shares	(19,864)
Weighted average exercise price, Expired | $ / shares	$ 10.45
Number of warrants, Outstanding Ending | shares
Weighted average exercise price, Outstanding Ending | $ / shares